Lease (Details) - Schedule of Classification of Operating Lease Right-of-Use Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Right of use assets	$ 592	$ 180
Liabilities
Short term	297	68
Long term	278	94
Total lease liabilities	$ 575	$ 162